First Great-West Life & Annuity Insurance Company
                            50 Main Street, 9th Floor
                          White Plains, New York 10606





May 4, 2005


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

RE: Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-25289 and 811-08183

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 15 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of the prospectus and Statement of Additional Information filed with post-effective amendment no. 15 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically, via EDGAR transmission, on April 29, 2005.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-2956.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)

/s/ Rhonda A. Wagner

Rhonda A. Wagner
Senior Associate Counsel
Great-West Life & Annuity Insurance Company